Other Non-Operating Income	6 Months Ended
Mar. 31, 2025
Other Non-Operating Income [Abstract]
OTHER NON-OPERATING INCOME

17. OTHER NON-OPERATING INCOME

Others, non-operating income consisted of the following:

	For the six months ended March 31,
	2025	2024
Rental income(1)	$22,573	$—
Tax subsidies and deductions	2,119	73
Government subsidies	13,830	30
Others income(2)	349,294	895
Total	$387,816	$998

(1)	Rental income for the six months ended March 31, 2025 was generated from the operating lease of part of warehouse located in Saitama, Japan. Due to the decline in business, the company has leased out part of its warehouse to others.

(2)	Others income obtained the gain of $347,278 from cleaning up the current accounts due to the deregistration of HQT.